Schedule of Investments Municipal Fund Inc.^ (Unaudited)
July 31, 2026

Principal Amount		Value
Municipal Notes 171.3%
Alabama 5.2%
$3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	$3,300,417
9,000,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	8,672,686
5,000,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	5,018,878
		16,991,981
Arizona 1.5%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,006 (a)
1,500,000	Maricopa County Industrial Development Authority Revenue (Bonesta Project), Series 2026-A-1, 7.00%, due 5/1/2066	1,544,113
1,700,000	Phoenix Industrial Development Authority Education Revenue (Mayo Clinic), (LOC: Northern Trust Co.), Series 2014-B, 2.85%, due 11/15/2052	1,700,000 (b)
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2054	1,254,036 (a)
		4,998,155
California 23.9%
1,500,000	California Community Choice Financing Authority Revenue (Clean Energy Project), Series 2026-B, 5.00%, due 3/1/2036	1,539,190
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,011,744
	California Educational Facilities Authority Revenue Refunding (University of Redlands)
260,000	Series 2016-A, 3.00%, due 10/1/2029	252,230
400,000	Series 2016-A, 3.00%, due 10/1/2030	382,906
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	410,529 (a)
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
545,000	Series 2014, 5.13%, due 7/1/2029	545,171 (a)
1,000,000	Series 2014, 5.63%, due 7/1/2044	999,950 (a)
585,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	585,210
1,115,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	1,023,800 (a)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,500,247 (a)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,070,305 (a)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	350,024
500,000	Series 2015, 5.00%, due 11/1/2040	487,822
300,000	Series 2015, 5.00%, due 11/1/2044	287,325
500,000	Series 2017-A, 5.25%, due 11/1/2036	500,581
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,797,843
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,410,565 (a)
325,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	323,444 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	$1,037,213
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	1,961,164
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	26 (a)(c)
1,465,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	1,470,154 (a)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	249,000 (a)(c)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	390,755 (a)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,294,729
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	502,922 (a)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	600,150 (a)
1,230,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,230,991
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,386,300
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	501,777 (a)
645,000	Irvine Special Tax (Community Facility District No. 2005-2), Series 2013, 3.50%, due 9/1/2026	645,229
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,610,409
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	507,909
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,876,522
4,145,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AG), 5.50%, due 8/1/2029	4,315,599
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,000,000
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	100,417
200,000	Series 2017, 4.00%, due 9/1/2030	200,554
525,000	Series 2017, 3.25%, due 9/1/2031	511,318
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047 Pre-Refunded 10/1/2026	1,706,530
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	496,633 (a)
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,853,934
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,389,174
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	1,930,242
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	13,290,559
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AG), 0.00%, due 8/1/2026	5,095,000
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AG), 0.00%, due 8/1/2036	6,168,801 (d)(e)
		77,802,897
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Colorado 1.6%
$831,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	$843,729 (a)
2,665,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	2,553,351 (a)
4,029,411	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,652,195
		5,049,275
Connecticut 2.8%
500,000	Aquarion Water Authority Revenue, Series 2026-E, (BAM), 0.00%, due 8/1/2052	128,189
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, Series 2024, (FNMA), 4.40%, due 9/1/2042	4,373,029
1,000,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-A, 6.50%, due 10/1/2055	1,032,849
3,680,000	Waterbury Housing Authority Revenue (Laurel Estates Preservation Project), Series 2025-A, (FHLMC), (HUD), 4.50%, due 2/1/2042	3,622,934
		9,157,001
District of Columbia 0.2%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	612,240
Florida 4.8%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	30,400 (a)(c)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,686,860 (a)
1,085,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,085,835 (a)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,020,174
3,400,000	Florida Development Finance Corp. Revenue (Tampa General Hospital Project), Series 2024-A, 4.50%, due 8/1/2055	3,099,656
2,000,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2049	2,047,399
4,000,000	Orange County Health Facilities Authority Revenue (Orlando Health Obligated Group), Series 2025-A, 4.50%, due 10/1/2056	3,767,916
1,000,000	Palm Beach County Health Facilities Authority Revenue (Lifespace Communities, Inc.), Series 2026-B, 5.63%, due 5/15/2061	1,001,323
510,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	507,435
940,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	732,661
695,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	644,727 (a)
		15,624,386
Georgia 3.5%
700,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	710,090 (a)
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	2,042,796
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,999,190 (a)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,663,088
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Georgia – cont'd
$1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	$1,006,281 (a)
		11,421,445
Guam 1.4%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	548,607
750,000	Series 2023-A, 5.38%, due 10/1/2043	775,952
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,049,702
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,083,596
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,117,096
		4,574,953
Illinois 15.2%
3,895,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	3,897,173
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,289,273
	Chicago O'Hare International Airport Revenue
4,100,000	Series 2022-A, 5.00%, due 1/1/2055	4,035,704
2,500,000	Series 2024-A, 5.50%, due 1/1/2059	2,562,868
2,000,000	Series 2025-E, (BAM), 5.00%, due 1/1/2060	1,987,805
1,500,000	Series 2026-A, 5.25%, due 1/1/2061	1,534,467
3,000,000	Chicago Refunding General Obligation, Series 2017-A, 6.00%, due 1/1/2038	3,012,908
4,250,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	4,314,077 (a)
12,800,000	Illinois Finance Authority Revenue (University of Chicago Medical Center), (LOC: TD Bank N.A.), Series 2010-B, 2.95%, due 8/1/2044	12,800,000 (b)
1,790,000	Illinois Finance Authority Revenue Refunding (Moorings of Arlington Heights), Series 2025-A, 5.38%, due 11/1/2050	1,782,203
1,560,000	Illinois Finance Authority Revenue Refunding (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,573,076
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,325,756
775,000	Series 2021-A, 5.00%, due 3/1/2046	784,716
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,644,411
		49,544,437
Indiana 1.0%
1,200,000	Indiana Municipal Power Agency Revenue Refunding, (LOC: Truist Bank), Series 2019-B, 3.10%, due 1/1/2042	1,200,000 (b)
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,066,423
		3,266,423
Kansas 0.2%
720,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2021, 3.50%, due 6/1/2034	693,831
Kentucky 0.9%
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	493,498
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	990,362
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky – cont'd
$1,500,000	Kentucky Public Energy Authority Revenue, Series 2026-A, 5.00%, due 6/1/2034	$1,535,366
		3,019,226
Louisiana 3.5%
534,223	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	479,404 (a)
1,545,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,525,435 (a)
8,000,000	Louisiana Public Facilities Authority Revenue (I-10 Calcasieu River Bridge), Series 2024, 5.00%, due 9/1/2066	7,581,327
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	1,924,595
		11,510,761
Maine 0.3%
1,405,808	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	1,054,356 #(f)(g)
Maryland 0.1%
300,000	Baltimore Special Obligation Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	299,126
Massachusetts 1.9%
2,900,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A-1, 6.50%, due 7/15/2060	2,944,172 (a)
1,200,000	Massachusetts Development Finance Agency Revenue (Merrimack College Student Housing Project), Series 2024-A, 5.00%, due 7/1/2054	1,123,095 (a)
2,000,000	Massachusetts Development Finance Agency Revenue Refunding (Suffolk University), Series 2025, 5.25%, due 7/1/2055	1,875,359
105,000	Massachusetts State Educational Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	98,952
		6,041,578
Michigan 2.5%
2,500,000	Grand Rapids Economic Development Corp. Revenue (Beacon Hill At Eastgate Project), Series 2025-A, 6.13%, due 11/1/2060	2,508,575
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,061,268
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	2,966,360
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	736,095
		8,272,298
Minnesota 0.6%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,034,576
Mississippi 0.8%
1,400,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 3.05%, due 11/1/2035	1,400,000 (b)
1,365,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,287,240 (a)
		2,687,240
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Nebraska 3.3%
$10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	$10,647,443
Nevada 0.2%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	477,081 (a)
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	606,124 (a)
New Jersey 5.6%
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,309,882
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,046,782 (a)
725,000	Series 2019-A, 5.00%, due 6/15/2054	676,595 (a)
996,832	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,034,373
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,304,552
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	3,983,582
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	996,250
		18,352,016
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,416,224 (a)
New York 32.2%
1,455,000	Albany Capital Resource Corp. Revenue Refunding (Albany Medical Center Hospital Project), Series 2025-A, 5.50%, due 5/1/2055	1,529,528
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017-A, 5.00%, due 8/1/2047	487,920
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,558,482
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	500,647
500,000	Series 2015, 5.00%, due 11/15/2028	500,619
625,000	Series 2015, 5.00%, due 11/15/2029	625,721
	Build NYC Resource Corp. Revenue
301,820	Series 2014, 5.25%, due 11/1/2029	241,456
235,112	Series 2014, 5.25%, due 11/1/2034	188,090
352,214	Series 2014, 5.50%, due 11/1/2044	281,771
	Build NYC Resource Corp. Revenue (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project)
750,000	Series 2026-A, 5.50%, due 6/1/2056	729,307 (a)
1,000,000	Series 2026-A, 5.63%, due 6/1/2061	984,922 (a)
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	898,888 (a)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,381,766 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$1,500,000	Build NYC Resource Corp. Revenue (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00%, due 12/15/2065	$1,509,225 (a)
750,000	Build NYC Resource Corp. Revenue (Senior Airport Facilities), Series 2025, 5.50%, due 7/1/2055	762,529
225,000	Build NYC Resource Corp. Revenue Refunding (City University - Queens College), Series 2014-A, 5.00%, due 6/1/2029	225,262
2,595,000	Build NYC Resource Corp. Revenue Refunding (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,122,750
	Build NYC Resource Corp. Revenue Refunding (Packer Collegiate Institute Project)
125,000	Series 2015, 5.00%, due 6/1/2027	125,179
195,000	Series 2015, 5.00%, due 6/1/2028	195,275
220,000	Series 2015, 5.00%, due 6/1/2029	220,268
325,000	Series 2015, 5.00%, due 6/1/2030	325,374
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	200,014
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	274,981
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	399,583
405,000	Series 2018, 5.00%, due 7/1/2031	414,078
425,000	Series 2018, 5.00%, due 7/1/2032	433,594
450,000	Series 2018, 5.00%, due 7/1/2033	458,196
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,507,562
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,035,702
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,566,761
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AG), 5.00%, due 1/15/2029	300,464
250,000	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project), Series 2013-A, 4.00%, due 10/1/2026	250,055
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,004,475
3,135,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), Series 2026-BB, 5.00%, due 6/15/2056	3,209,810
1,155,000	New York General Obligation, (LOC: TD Bank N.A.), Series 2022-A-4, 2.95%, due 9/1/2049	1,155,000 (b)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,245,998
1,000,000	New York Liberty Development Corp. Revenue Refunding (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	1,001,185 (a)
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	2,963,060
500,000	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project), Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	483,853 (a)
265,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	265,047
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2020, 4.38%, due 10/1/2045	3,773,002
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	773,677
3,000,000	Series 2023, 5.38%, due 6/30/2060	2,976,794
10,000,000	Series 2024, 5.50%, due 6/30/2054	10,125,156
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,022,879
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	$2,119,748
1,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,499,915
11,010,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK Airport Terminal 6 Redevelopment Project), Series 2024-A, 5.50%, due 12/31/2060	11,138,809
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	89,663
500,000	Series 2022, 5.00%, due 12/1/2039	516,010
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	889,070 (a)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	382,454
350,000	Series 2019-A, 5.00%, due 4/1/2038	356,085
350,000	Series 2019-A, 5.00%, due 4/1/2039	355,133
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	534,232 (a)
175,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Six), Series 2024, 5.00%, due 9/1/2033	190,282
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,177,355
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,833,157
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	501,088
1,000,000	State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 2024-264, (SONYMA), 4.60%, due 10/1/2054	965,815
4,000,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	4,217,918
3,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024-A-1, 5.25%, due 5/15/2059	3,077,907
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	1,002,976
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	595,406
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	5,159,569
		104,838,497
North Carolina 2.1%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,286,132
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,520,635
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AG), 5.00%, due 1/1/2058	4,050,052
		6,856,819
Ohio 1.4%
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,265,867 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	$2,310,456
		4,576,323
Oregon 1.2%
2,165,000	Albany Hospital Facility Authority Revenue (Mennonite Village Project), Series 2026-A, 5.38%, due 5/15/2061	2,166,552
10,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	10,001
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,604,757
		3,781,310
Pennsylvania 6.0%
3,200,000	Allegheny County Higher Education Building Authority Revenue Refunding (Carnegie Mellon University), (LOC: Bank Of New York Mellon), Series 2008-C, 3.00%, due 12/1/2037	3,200,000 (b)
1,860,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	1,911,948 (a)
2,310,000	Lancaster County Hospital Authority Revenue Refunding (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,305,683
1,035,000	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Finco LP-P3 Project), Series 2015, 5.00%, due 6/30/2042	1,021,499
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,502,590
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	282,000 (a)(c)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AG), 4.50%, due 9/1/2048	7,170,800
		19,394,520
Puerto Rico 6.6%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,581,770
20,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	19,746,322
		21,328,092
South Carolina 2.0%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,306,758
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	60,500 (a)(c)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	46,500 #(c)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,368,333
695,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	680,973
		6,463,064
Tennessee 1.8%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,763,355
1,975,000	Public Building Authority of Blount County Tennessee Revenue, (LOC: Bank Of America N.A.), Series 2005-D-3-A, 3.05%, due 6/1/2034	1,975,000 (b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Tennessee – cont'd
	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC)
$1,000,000	Series 2024-A1, 5.00%, due 6/1/2044	$993,808 (a)
1,000,000	Series 2024-A1, 5.25%, due 6/1/2056	956,112 (a)
		5,688,275
Texas 17.7%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	241,418
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	870,742 (a)
700,000	Series 2024, 5.00%, due 6/15/2064	614,019 (a)
640,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	640,421
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	656,315
125,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	125,017 (a)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,096,592
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,403,942
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,426,751
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	3,006,842
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,990,381
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,185,118
1,500,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2038	1,597,776
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2055	1,053,921
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	523,537 (a)
520,000	Series 2019-A, 5.00%, due 8/15/2049	470,459 (a)
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2055	1,005,828
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	326,250 (c)
9,000,000	San Antonio Airport System Revenue Refunding, Series 2026, (BAM), 5.00%, due 7/1/2060	8,944,702 (h)
3,600,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 2.90%, due 10/1/2041	3,600,000 (b)
5,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, Series 2025, 5.00%, due 1/1/2036	5,151,522
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,832,945
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,038,339
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,040,768
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,433,884
3,500,000	Texas Water Development Board Revenue (Master Trust), Series 2024-A, 4.38%, due 10/15/2059	3,207,076
4,000,000	Ysleta Independent School District Revenue, Series 2026-B, 5.00%, due 3/1/2027	4,023,632
		57,508,197
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Utah 3.0%
$1,500,000	Mida Mountain Village Public Infrastructure District Revenue, Series 2024-2, 6.00%, due 6/15/2054	$1,540,268 (a)
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,005,155
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,003,728
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,009,595
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,045,325
	Utah Infrastructure Agency Telecommunication Revenue
450,000	Series 2024, 5.50%, due 10/15/2044	466,868
500,000	Series 2024, 5.50%, due 10/15/2048	507,541
		9,578,480
Vermont 0.3%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,006,536 (a)
Virginia 1.2%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	4,019,665
Washington 1.5%
2,145,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	2,146,327
2,665,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	2,728,183
		4,874,510
West Virginia 1.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,580,166
1,500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	1,550,233
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,406,340
		4,536,739
Wisconsin 11.3%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,999,958
185,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	185,022 (a)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	568,715 (a)
372,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	374,889 (a)
18,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	18,572,549
1,761,565	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	1,746,420 (a)
2,453,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	2,437,482 (a)
3,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-D, 4.05%, due 11/1/2030	2,963,342
6,000,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	5,010,382
800,000	Saint Croix Chippewa Indians of Wisconsin Revenue Refunding, Series 2021, 5.00%, due 9/30/2041	718,115 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project)
$1,000,000	Series 2024, 6.00%, due 7/1/2060	$1,004,035
1,000,000	Series 2025, 6.63%, due 7/1/2060	1,046,246
		36,627,155
Total Municipal Notes (Cost $560,837,804)		557,233,255
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
104,203	TimberHP, Inc. (Cost $0)	0 *#(f)(g)
Total Investments 171.3% (Cost $560,837,804)		557,233,255
Liabilities Less Other Assets (1.2)%		(4,075,226)
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (70.1)%		(227,900,000)(i)
Net Assets Applicable to Common Stockholders 100.0%		$325,258,029

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $69,770,066, which represents 21.5% of net assets applicable to common stockholders of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2026.

(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2026.

(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $1,054,356, which represents
0.3% of net assets applicable to common stockholders of the Fund.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	Fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2026 amounted to $1,100,856, which represents 0.3% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2026	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$782,544	$1,054,356	0.3%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,231,257	46,500	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$3,013,801	$1,100,856	0.3%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$1,054,356	$1,054,356
Other Municipal Notes#	—	556,178,899	—	556,178,899
Total Municipal Notes	—	556,178,899	1,054,356	557,233,255
Common Stocks#	—	—	—	—
Total Investments	$—	$556,178,899	$1,054,356	$557,233,255

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Municipal Notes(1)	$1,300	$19	$—	$(370)	$105	$—	$—	$—	$1,054	$(370)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$1,300	$19	$—	$(370)	$105	$—	$—	$—	$1,054	$(370)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$1,054,356	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	25.0%	25.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At July 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2026
Notes to Schedule of Investments Neuberger Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Effective December 18, 2025, the Fund's name was changed from Neuberger Berman Municipal Fund Inc.to Neuberger Municipal Fund Inc.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., EasternTime, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of the Fund's Variable Rate Municipal Term Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Neuberger Municipal Fund Inc. (Unaudited)  (cont’d)
good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Neuberger Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.